Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Procure Space ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Procure Space ETF NAV
Account Value	$ 8,287	$ 6,673	$ 8,599	$ 12,274	$ 8,424	$ 10,391
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,630	15,672	14,229	16,664	11,660	10,628
Wilshire 5000 Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire 5000 Total Market Index
Account Value	$ 19,251	$ 14,158	$ 13,278	$ 16,057	$ 11,281	$ 10,432